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                        SUPPLEMENT DATED MAY 1, 2017 TO

                       PROSPECTUS DATED MAY 1, 2017 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Effective June 12, 2017, BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Growth V.I. Fund -- Class III Shares will change its name to BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares, and BlackRock Variable Series Funds, Inc. -- BlackRock Value Opportunities V.I. Fund -- Class III Shares will change its name to BlackRock Variable Series Funds, Inc. -- BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares.

17528 SUPPA 05/01/17